UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2022
Semiannual Report
to Shareholders
DWS Short Duration Fund

Contents
3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
36	Statement of Assets and Liabilities
38	Statement of Operations
39	Statements of Changes in Net Assets
40	Financial Highlights
46	Notes to Financial Statements
59	Information About Your Fund’s Expenses
61	Liquidity Risk Management
62	Advisory Agreement Board Considerations and Fee Evaluation
66	Account Management Resources
68	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Short Duration Fund

Letter to Shareholders
Dear Shareholder:
While 2022 began with a moderately positive outlook for the economy given good corporate earnings and continued support from central banks, that shifted in late February as a result of escalating tensions between Russia and Ukraine, leading to a major conflict and subsequently a war. The attack on Ukraine has created an incredible humanitarian crisis as well as an economic and geopolitical emergency. At the time of this letter, our portfolio managers are focused on continuously assessing risks and forming opinions on the impact of this crisis on inflation, global trade, and the future of the world economy. As the current situation changes each day there is great uncertainty, and as such, we expect volatility to remain high until this conflict is resolved.
Our CIO Office expects that decisive interventions by central banks and other authorities will help ease current stress on financial systems. We also expect that the U.S. Federal Reserve (the “Fed” ) will remain on its course to fight increasing inflation expectations by increasing the key interest rates several times over the course of the year. Even more than the Fed, we believe that the European Central Bank (the “ECB” ) will focus on fighting recession and financial security risks as an immediate priority by continuing to monitor the impact of higher energy prices and dependencies on Russian gas imports. This may delay ECB changes to the net asset purchasing program. Our view is that the scope and pace of a future recovery from the resolution of the Ukraine crisis is likely to remain uneven among regions, asset classes and investment sectors.
In our view, the current market environment is one that underscores the value and importance of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office, which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world, makes an important difference in executing strategic and tactical decisions for the DWS Funds. As always, thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS Short Duration Fund	|	3

Performance Summary	March 31, 2022 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
Unadjusted for Sales Charge	–3.09%	–2.64%	1.84%	1.59%
Adjusted for the Maximum Sales Charge (max 2.25% load)	–5.27%	–4.83%	1.38%	1.36%
Bloomberg 1–3 Year Government/Credit Index†	–3.04%	–2.91%	1.26%	1.09%
Class T	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
Unadjusted for Sales Charge	–3.09%	–2.62%	1.85%	1.59%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–5.51%	–5.06%	1.33%	1.33%
Bloomberg 1–3 Year Government/Credit Index†	–3.04%	–2.91%	1.26%	1.09%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
Unadjusted for Sales Charge	–3.59%	–3.41%	1.07%	0.83%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.54%	–3.41%	1.07%	0.83%
Bloomberg 1–3 Year Government/Credit Index†	–3.04%	–2.91%	1.26%	1.09%
Class R6	6-Month ‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/22
No Sales Charges	–3.07%	–2.48%	2.08%	1.68%
Bloomberg 1–3 Year Government/Credit Index†	–3.04%	–2.91%	1.26%	1.16%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
No Sales Charges	–3.06%	–2.37%	2.10%	1.85%
Bloomberg 1–3 Year Government/Credit Index†	–3.04%	–2.91%	1.26%	1.09%
Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
No Sales Charges	–3.07%	–2.49%	2.08%	1.84%
Bloomberg 1–3 Year Government/Credit Index†	–3.04%	–2.91%	1.26%	1.09%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not
4	|	DWS Short Duration Fund

guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2022 are 0.85%, 0.89%, 1.59%, 0.51%, 0.66% and 0.60% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class S shares of DWS Short Duration Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.25%. This results in a net initial investment of $9,775.
The growth of $10,000 is cumulative.
DWS Short Duration Fund	|	5

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†	Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/22	$ 8.46	$ 8.46	$ 8.45	$ 8.46	$ 8.48	$ 8.46
9/30/21	$ 8.81	$ 8.81	$ 8.81	$ 8.82	$ 8.84	$ 8.82
Distribution Information as of 3/31/22
Income Dividends, Six Months	$ .08	$ .08	$ .05	$ .09	$ .09	$ .09
March Income Dividend	$ .0137	$ .0137	$ .0080	$ .0156	$ .0156	$ .0156
SEC 30-day Yield‡‡	1.95%	1.95%	1.25%	2.25%	2.25%	2.25%
Current Annualized Distribution Rate‡‡	1.91%	1.91%	1.11%	2.17%	2.17%	2.17%
‡‡	The SEC yield is net investment income per share earned over the month ended March 31, 2022, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 1.85%, 1.80%, 1.13%, 2.24%, 2.07% and 2.14% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2022. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.81%, 1.76%, 0.99%, 2.16%, 1.99% and 2.06% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
6	|	DWS Short Duration Fund

Portfolio Management Team
Rick Smith, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund through June 30, 2022. Began managing the Fund in 2016.
—	Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.
—	Senior Portfolio Manager: New York.
—	BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.
Thomas J. Sweeney, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—	Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.
—	Portfolio Manager / Structured Finance Sector Head: New York
—	BS in Computer Science, Rutgers College.
Jeff Morton, CFA, Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—	Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.
—	Fixed Income Portfolio Manager: New York.
—	BS in Major Industrial Management and Economics, Carnegie Mellon University.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund effective July 1, 2022.
—	Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
—	Portfolio Manager for High Yield Strategies: New York.
—	BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.
DWS Short Duration Fund	|	7

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/22	9/30/21
Corporate Bonds	53%	50%
Asset-Backed	18%	15%
Government & Agency Obligations	11%	13%
Commercial Mortgage-Backed Securities	11%	11%
Collateralized Mortgage Obligations	5%	3%
Cash Equivalents	2%	7%
Short-Term U.S. Treasury Obligations	0%	0%
Exchange-Traded Funds	0%	1%
Mortgage-Backed Securities Pass-Throughs	0%	0%
Common Stocks	0%	0%
Warrants	0%	0%
	100%	100%
Quality (As a % of Investment Portfolio excluding Securities Collateral and Cash Equivalents)	3/31/22	9/30/21
AAA	18%	20%
AA	15%	17%
A	20%	19%
BBB	35%	34%
BB	6%	6%
B	1%	1%
CCC	1%	0%
CC	0%	0%
C	0%	0%
D	—	0%
Not Rated	4%	3%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	3/31/22	9/30/21
Effective Maturity	2.6 years	2.3 years
Effective Duration	1.5 years	1.7 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 66 for contact information.
8	|	DWS Short Duration Fund

Investment Portfolio	as of March 31, 2022 (Unaudited)
	Principal Amount ($)	Value ($)
Corporate Bonds 52.2%
Communication Services 3.0%
Arches Buyer, Inc., 144A, 4.25%, 6/1/2028	350,000	326,501
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	4,148,045
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	1,500,000	1,483,785
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,486,875
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	1,000,000	1,022,510
Expedia Group, Inc.:
3.8%, 2/15/2028 (a)	800,000	795,757
144A, 6.25%, 5/1/2025	3,200,000	3,421,212
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	416,916
Meituan, 144A, 2.125%, 10/28/2025 (a)	720,000	639,763
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	380,000	353,495
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,700,688
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,021,111
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 0.853% (b), 1/19/2023	1,180,000	1,175,292
144A, 1.81%, 1/26/2026 (a)	3,000,000	2,778,220
144A, 3.28%, 4/11/2024	8,000,000	7,953,963
Tencent Music Entertainment Group, 1.375%, 9/3/2025 (a)	1,000,000	916,121
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	1,350,000	1,289,547
3.5%, 4/15/2025	4,325,000	4,353,621
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	211,755
		35,495,177
Consumer Discretionary 5.8%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,857,872
Aptiv PLC, 2.396%, 2/18/2025	2,770,000	2,698,311
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,409,000	1,449,509
Daimler Finance North America LLC, 144A, 3.35%, 2/22/2023	3,000,000	3,027,775
Empire Communities Corp., 144A, 7.0%, 12/15/2025	830,000	820,040
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,329,325
4.14%, 2/15/2023	6,000,000	6,040,080
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	9

	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.99%, 1.199% (b), 1/5/2023	4,000,000	3,992,119
2.9%, 2/26/2025	4,000,000	3,907,082
3.5%, 11/7/2024	1,300,000	1,302,553
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,339,752
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,702,748
144A, 1.25%, 9/18/2023 (a)	4,685,000	4,557,527
144A, 2.375%, 2/10/2023	2,089,000	2,082,185
Kia Corp.:
144A, 1.0%, 4/16/2024	1,130,000	1,079,239
144A, 3.0%, 4/25/2023	2,500,000	2,507,526
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	313,650
Magallanes, Inc., 144A, 3.428%, 3/15/2024	1,720,000	1,729,429
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	484,647
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	320,075
Nissan Motor Acceptance Co LLC, 144A, 2.6%, 9/28/2022	4,000,000	3,999,506
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	653,000	663,611
Ralph Lauren Corp., 1.7%, 6/15/2022	2,375,000	2,377,466
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	470,645
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029	380,000	346,229
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026 (a)	2,450,000	2,380,910
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	1,039,050
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,260,114
Volkswagen Group of America Finance LLC:
144A, 2.7%, 9/26/2022	3,230,000	3,243,091
144A, 2.9%, 5/13/2022	2,320,000	2,322,946
144A, 4.25%, 11/13/2023	1,500,000	1,527,937
		69,172,949
Consumer Staples 0.7%
GSK Consumer Healthcare Capital UK PLC, 144A, 3.125%, 3/24/2025	4,000,000	3,987,553
JBS Finance Luxembourg Sarl, 144A, 2.5%, 1/15/2027	960,000	891,610
JDE Peet’s NV, 144A, 0.8%, 9/24/2024	1,730,000	1,623,273
Mondelez International, Inc., 2.125%, 3/17/2024	1,370,000	1,359,931
		7,862,367
Energy 5.3%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,164,240
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	563,165
The accompanying notes are an integral part of the financial statements.
10	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	2,920,000	2,946,280
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	768,523
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	516,376
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	1,500,000	1,438,290
3.8%, 4/15/2024 (a)	750,000	760,541
CNOOC Curtis Funding No. 1 Pty Ltd., 144A, 4.5%, 10/3/2023	1,000,000	1,021,845
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	2,051,000
Energy Transfer LP:
3.6%, 2/1/2023	2,000,000	2,011,524
4.05%, 3/15/2025	750,000	760,631
4.25%, 3/15/2023	880,000	889,585
5.0%, 10/1/2022	2,826,000	2,848,813
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	868,173
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,538,925
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,068,972
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,539,816
MPLX LP:
3.5%, 12/1/2022	3,330,000	3,356,509
4.875%, 12/1/2024	2,000,000	2,071,323
ONEOK Inc., 2.75%, 9/1/2024	4,604,000	4,575,355
ONEOK Partners LP:
4.9%, 3/15/2025	1,000,000	1,032,110
5.0%, 9/15/2023	2,118,000	2,169,442
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	1,005,147
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	2,000,000	2,025,087
144A, 4.875%, 5/3/2022	1,000,000	1,000,266
Petroleos Mexicanos:
3.5%, 1/30/2023	1,000,000	1,000,250
4.625%, 9/21/2023	1,000,000	1,011,220
4.875%, 1/18/2024 (a)	1,000,000	1,011,160
Petronas Capital Ltd., 144A, 7.875%, 5/22/2022	1,000,000	1,007,330
Plains All American Pipeline LP:
3.6%, 11/1/2024 (a)	2,022,000	2,028,217
3.85%, 10/15/2023	4,000,000	4,033,960
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,166,808
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	888,000	867,189
Schlumberger Holdings Corp., 144A, 3.75%, 5/1/2024	1,514,000	1,541,762
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	11

	Principal Amount ($)	Value ($)
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,419,654
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026 (a)	1,380,000	1,320,494
Western Midstream Operating LP, 1.844% (b), 1/13/2023	2,000,000	1,980,000
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,335,413
		63,715,395
Financials 20.3%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,422,147
2.45%, 10/29/2026	2,110,000	1,951,649
4.875%, 1/16/2024	1,410,000	1,429,048
6.5%, 7/15/2025	1,175,000	1,244,249
Air Lease Corp.:
3.75%, 6/1/2026 (a)	5,000,000	4,970,559
4.125%, Perpetual (c)	2,000,000	1,700,000
Aircastle Ltd.:
144A, 2.85%, 1/26/2028 (a)	5,000,000	4,491,523
4.4%, 9/25/2023	2,534,000	2,543,933
144A, 5.25%, 8/11/2025	2,000,000	2,037,452
Alfa SAB de CV, REG S, 5.25%, 3/25/2024	1,250,000	1,282,750
Ally Financial Inc., 1.45%, 10/2/2023	2,500,000	2,441,292
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,652,129
144A, 4.25%, 4/15/2026	1,230,000	1,212,970
144A, 5.125%, 10/1/2023	670,000	681,800
Banco de Credito del Peru S.A.:
REG S, 2.7%, 1/11/2025	1,000,000	973,400
144A, 4.25%, 4/1/2023	1,000,000	1,014,900
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,956,145
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander:
REG S, 4.125%, 11/9/2022	1,000,000	1,006,760
144A, 5.375%, 4/17/2025 (a)	1,350,000	1,408,772
Banco Santander SA:
3.125%, 2/23/2023	3,200,000	3,223,012
3.5%, 4/11/2022	750,000	750,315
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	998,065
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,019,261
Bank of America Corp.:
4.0%, 1/22/2025	750,000	763,732
4.2%, 8/26/2024	3,000,000	3,072,913
The accompanying notes are an integral part of the financial statements.
12	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Banque Federative Du Credit Mutuel SA, 144A, SOFR + 0.41%, 0.576% (b), 2/4/2025	5,000,000	4,936,500
Barclays PLC:
1.007%, 12/10/2024	5,000,000	4,800,349
4.375%, Perpetual (c)	3,000,000	2,642,250
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,038,467
Blackstone Secured Lending Fund, 3.625%, 1/15/2026	5,385,000	5,277,618
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,476,645
BPCE SA:
144A, 3.0%, 5/22/2022	1,500,000	1,502,930
144A, 4.875%, 4/1/2026	500,000	513,750
144A, 5.7%, 10/22/2023	2,000,000	2,068,829
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 0.612% (b), 6/22/2023	3,900,000	3,886,623
0.95%, 6/23/2023	4,800,000	4,710,314
Capital One Financial Corp., 3.9%, 1/29/2024	10,000,000	10,156,192
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	2,052,244
Citigroup, Inc.:
4.4%, 6/10/2025	5,000,000	5,143,488
5.5%, 9/13/2025	750,000	800,805
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	5,095,000	5,151,468
Corebridge Financial, Inc., 144A, 3.5%, 4/4/2025 (d)	2,040,000	2,038,388
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	962,767
Credit Suisse Group AG:
144A, 3-month USD-LIBOR + 1.24%, 2.043% (b), 6/12/2024	2,675,000	2,691,054
144A, 2.593%, 9/11/2025	1,180,000	1,139,891
Danske Bank AS:
144A, 3.244%, 12/20/2025	1,120,000	1,103,526
144A, 3.773%, 3/28/2025 (d)	4,000,000	4,009,184
Discover Bank:
3.35%, 2/6/2023	2,190,000	2,211,055
4.682%, 8/9/2028	2,500,000	2,535,130
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,119,485
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,904,000	3,956,458
Fifth Third BanCorp., 1.625%, 5/5/2023	2,320,000	2,299,291
Goldman Sachs Group, Inc.:
0.925%, 10/21/2024	3,780,000	3,663,963
1.217%, 12/6/2023	6,000,000	5,854,966
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	1,900,741
4.25%, 3/14/2024	3,000,000	3,043,854
4.7%, Perpetual (a) (c)	3,000,000	2,688,750
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	13

	Principal Amount ($)	Value ($)
6.0%, Perpetual (c)	500,000	508,750
ING Bank NV, 144A, 5.8%, 9/25/2023	1,125,000	1,167,593
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	2,959,398
JPMorgan Chase & Co., SOFR + 0.58%, 0.851% (b), 6/23/2025	6,000,000	5,940,060
Kookmin Bank, 144A, 1.75%, 5/4/2025	800,000	768,576
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025	766,000	718,125
Lloyds Banking Group PLC:
1.326%, 6/15/2023	3,500,000	3,491,271
2.438%, 2/5/2026	2,880,000	2,777,166
Macquarie Group Ltd.:
144A, SOFR + 0.92%, 1.2% (b), 9/23/2027	6,000,000	5,910,795
144A, 3.189%, 11/28/2023	2,458,000	2,462,016
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025 (a)	3,200,000	3,016,163
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,258,078
Morgan Stanley:
0.731%, 4/5/2024	5,000,000	4,896,937
0.791%, 1/22/2025	6,000,000	5,759,804
Nationwide Building Society, 144A, 3.622%, 4/26/2023	1,540,000	1,540,275
Natwest Group PLC, 3.498%, 5/15/2023	750,000	751,043
NatWest Markets PLC, 144A, SOFR + 1.662%, 1.932% (b), 9/29/2022	5,000,000	5,016,213
Nomura Holdings, Inc., 2.648%, 1/16/2025 (a)	2,495,000	2,426,977
OneMain Finance Corp., 8.875%, 6/1/2025	690,000	726,947
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	1,750,000	1,762,440
144A, 5.25%, 8/15/2022	450,000	452,898
REC Ltd., 144A, 4.75%, 5/19/2023 (a)	1,423,000	1,439,611
Samba Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	987,500
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,187,039
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,584,012
144A, 4.25%, 9/14/2023	2,980,000	3,019,931
Standard Chartered PLC:
144A, 1.214%, 3/23/2025	1,180,000	1,125,903
144A, 1.319%, 10/14/2023	2,500,000	2,476,446
144A, 1.822%, 11/23/2025	1,010,000	959,530
144A, 4.75%, Perpetual (a) (c)	635,000	574,675
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 0.703% (b), 9/16/2024	2,230,000	2,220,143
Synchrony Financial:
4.25%, 8/15/2024	1,000,000	1,013,952
The accompanying notes are an integral part of the financial statements.
14	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
4.375%, 3/19/2024	180,000	183,341
The Goldman Sachs Group, Inc., 2.905%, 7/24/2023	750,000	750,826
Turkiye Vakiflar Bankasi TAO, REG S, 5.625%, 5/30/2022	1,000,000	999,800
UBS AG, 144A, SOFR + 0.32%, 0.544% (b), 6/1/2023	7,000,000	6,976,922
		242,436,907
Health Care 1.9%
Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,380,366
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	1,330,000	1,273,475
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	1,010,310
Bayer U.S. Finance LLC, 144A, 3.375%, 10/8/2024	1,745,000	1,742,112
CVS Pass-Through Trust, 6.036%, 12/10/2028	899,228	962,716
HCA, Inc.:
3.125%, 3/15/2027	3,000,000	2,931,278
5.25%, 6/15/2026	1,000,000	1,055,506
Laboratory Corp. of America Holdings, 3.25%, 9/1/2024	859,000	862,536
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029 (a)	575,000	543,307
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,589,534
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	380,000	389,496
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,526,746
		22,267,382
Industrials 3.0%
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	1,525,000	1,435,056
Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,503,238
5.04%, 5/1/2027	5,000,000	5,265,064
Bombardier, Inc., 144A, 7.125%, 6/15/2026	2,000,000	1,960,000
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,932,500
144A, 4.5%, 10/20/2025	520,000	523,021
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	325,000	325,185
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,148,000
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	2,030,631
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	244,800
Nielsen Finance LLC:
144A, 4.5%, 7/15/2029	730,000	728,175
144A, 5.625%, 10/1/2028	1,235,000	1,243,892
Penske Truck Leasing Co., 144A, 4.0%, 7/15/2025	2,550,000	2,574,778
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,576,714
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	15

	Principal Amount ($)	Value ($)
Ryder System, Inc., 2.875%, 6/1/2022	1,350,000	1,351,445
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,487,026
Southwest Airlines Co., 4.75%, 5/4/2023	2,300,000	2,347,890
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	135,000	143,775
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,459,750
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	390,120
		35,671,060
Information Technology 3.5%
Block, Inc., 144A, 2.75%, 6/1/2026	420,000	396,992
Broadcom, Inc.:
4.11%, 9/15/2028	2,261,000	2,287,857
4.7%, 4/15/2025	1,100,000	1,141,566
CDW LLC, 4.125%, 5/1/2025	560,000	562,940
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,506,957
Dell International LLC, 5.45%, 6/15/2023	1,920,000	1,977,874
DXC Technology Co., 1.8%, 9/15/2026	4,510,000	4,134,134
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,040,954
Microchip Technology, Inc.:
0.972%, 2/15/2024	5,000,000	4,792,002
144A, 0.983%, 9/1/2024	1,570,000	1,486,430
2.67%, 9/1/2023	1,250,000	1,245,813
4.25%, 9/1/2025	170,000	172,029
NXP BV:
144A, 2.7%, 5/1/2025	190,000	184,158
144A, 4.625%, 6/1/2023	4,000,000	4,062,130
Oracle Corp., 2.5%, 4/1/2025	2,040,000	1,992,484
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,384,675
Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,836,000
VMware, Inc., 1.0%, 8/15/2024	4,270,000	4,071,269
Workday, Inc., 3.5%, 4/1/2027 (d)	1,430,000	1,429,628
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	1,990,000	2,012,387
		41,718,279
Materials 2.3%
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,097,013
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	1,985,961
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	721,850
CNAC HK Finbridge Co., Ltd., REG S, 3.375%, 6/19/2024	1,000,000	995,763
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	301,000	300,476
The accompanying notes are an integral part of the financial statements.
16	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,730,000	1,617,591
144A, 1.625%, 4/27/2026	1,480,000	1,366,736
144A, 4.125%, 3/12/2024	3,480,000	3,527,014
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	359,518
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,528,500
REG S, 4.75%, 5/15/2025	500,000	509,500
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,493,675
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,274,169
Nucor Corp., 2.0%, 6/1/2025	630,000	609,830
POSCO Holdings, Inc., 144A, 4.0%, 8/1/2023	2,000,000	2,027,720
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,531,965
Tronox, Inc.:
144A, 4.625%, 3/15/2029	1,230,000	1,151,588
144A, 6.5%, 5/1/2025	1,500,000	1,551,525
		27,650,394
Real Estate 1.3%
American Tower Corp., (REIT), 2.95%, 1/15/2025	4,000,000	3,954,639
Equinix, Inc., (REIT), 1.25%, 7/15/2025	517,000	481,993
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	450,000	442,687
(REIT), 4.75%, 10/1/2024	890,000	897,271
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	462,000	465,465
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,330,000	1,216,144
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	218,500
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	954,870
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	1,028,010
REG S, (REIT), 5.25%, 12/15/2024	991,000	1,018,758
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,808,461
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025 (a)	2,140,000	2,108,435
		15,595,233
Utilities 5.1%
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,250,000	2,179,939
Calpine Corp., 144A, 5.25%, 6/1/2026	663,000	666,315
CenterPoint Energy, Inc., SOFR + 0.65%, 0.837% (b), 5/13/2024	3,260,000	3,234,613
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,101,661
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	17

	Principal Amount ($)	Value ($)
Duke Energy Corp., SOFR + 0.25%, 0.501% (b), 6/10/2023	4,710,000	4,695,880
Duke Energy Ohio, Inc., 6.9%, 6/1/2025	1,000,000	1,106,140
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,783,796
Israel Electric Corp. Ltd., 144A, 6.875%, 6/21/2023	1,048,000	1,092,800
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	900,464
144A, 2.625%, 6/19/2022	2,665,000	2,665,933
Nextera Energy Capital Holdings, Inc., SOFR + 0.4%, 0.561% (b), 11/3/2023	7,000,000	6,971,193
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	865,256
NRG Energy, Inc., 144A, 3.75%, 6/15/2024	5,141,000	5,120,842
Pacific Gas and Electric Co.:
1.7%, 11/15/2023	1,630,000	1,588,831
1.75%, 6/16/2022	9,000,000	8,989,779
Southern California Edison Co.:
SOFR + 0.35%, 0.605% (b), 6/13/2022	6,210,000	6,208,615
0.7%, 8/1/2023	3,840,000	3,740,341
Series E, 3.7%, 8/1/2025	800,000	813,289
State Grid Overseas Investment, Ltd., 144A, 2.75%, 5/4/2022	1,500,000	1,500,315
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	5,375,000	5,324,052
		61,550,054
Total Corporate Bonds (Cost $635,145,394)		623,135,197
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	135,050	136,481
4.5%, 4/1/2023	2,274	2,304
Government National Mortgage Association:
6.0%, with various maturities from 6/15/2022 until 1/15/2039	47,684	50,499
7.0%, 6/20/2038	2,546	2,879
Total Mortgage-Backed Securities Pass-Throughs (Cost $201,054)		192,163
The accompanying notes are an integral part of the financial statements.
18	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Asset-Backed 17.9%
Automobile Receivables 5.6%
AmeriCredit Automobile Receivables Trust, “C” , Series 2020-2, 1.48%, 2/18/2026	1,110,000	1,083,312
Avis Budget Rental Car Funding AESOP LLC, “B” , Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	968,932
Canadian Pacer Auto Receivables Trust:
“C” , Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,105,096
“B” , Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,000,890
CarMax Auto Owner Trust, “C” , Series 2020-3, 1.69%, 4/15/2026	750,000	731,782
Chase Auto Credit Linked Notes, “D” , Series 2021-1, 144A, 1.174%, 9/25/2028	378,105	371,381
CPS Auto Receivables Trust:
“C” , Series 2022-A, 144A, 2.17%, 4/16/2029	1,667,000	1,603,599
“D” , Series 2017-D, 144A, 3.73%, 9/15/2023	182,583	182,749
“E” , Series 2019-B, 144A, 5.0%, 3/17/2025	1,660,000	1,696,077
“E” , Series 2018-B, 144A, 5.61%, 12/16/2024	2,500,000	2,530,546
“E” , Series 2019-A, 144A, 5.81%, 3/16/2026	2,000,000	2,054,650
“E” , Series 2018-D, 144A, 5.82%, 6/16/2025	2,500,000	2,545,846
“E” , Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,580,014
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	665,118
“C” , Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	738,127
“C” , Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,091,035
“C” , Series 2020-1, 144A, 2.24%, 1/15/2026	2,235,000	2,216,471
“B” , Series 2020-2, 144A, 2.61%, 4/15/2026	2,500,000	2,505,933
“C” , Series 2019-4, 144A, 2.77%, 12/15/2025	3,670,000	3,667,649
“C” , Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	504,733
“E” , Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	2,942,995
Ford Credit Auto Owner Trust, “C” , Series 2021-2, 144A, 2.11%, 5/15/2034	1,458,000	1,363,175
Foursight Capital Automobile Receivables Trust:
“B” , Series 2020-1, 144A, 2.27%, 2/18/2025	1,250,000	1,250,438
“C” , Series 2020-1, 144A, 2.41%, 8/15/2025	2,500,000	2,489,867
GMF Floorplan Owner Revolving Trust:
“C” , Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	678,158
“C” , Series 2019-1, 144A, 3.06%, 4/15/2024	460,000	460,296
Hertz Vehicle Financing LLC:
“B” , Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	947,283
“C” , Series 2021-1A, 144A, 2.05%, 12/26/2025	2,500,000	2,354,101
“C” , Series 2022-3A, 4.35%, 3/25/2025	500,000	500,488
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	19

	Principal Amount ($)	Value ($)
JPMorgan Chase Bank NA:
“C” , Series 2021-3, 144A, 0.86%, 2/26/2029	1,420,231	1,379,029
“D” , Series 2021-3, 144A, 1.009%, 2/26/2029	302,983	293,861
“C” , Series 2021-1, 144A, 1.024%, 9/25/2028	787,719	773,536
“D” , Series 2021-2, 144A, 1.138%, 12/26/2028	752,140	737,652
“D” , Series 2020-2, 144A, 1.487%, 2/25/2028	373,513	369,123
“E” , 2021-3, 144A, 2.102%, 2/26/2029	757,456	738,893
“E” , Series 2021-2, 144A, 2.28%, 12/26/2028	645,219	633,249
“E” , Series 2021-1, 144A, 2.365%, 9/25/2028	417,176	409,956
“E” , Series 2020-2, 144A, 3.072%, 2/25/2028	615,843	612,011
“E” , Series 2020-1, 144A, 3.715%, 1/25/2028	1,168,694	1,168,311
Santander Bank NA:
“B” , Series 2021-1A, 144A, 1.833%, 12/15/2031	861,320	845,966
“C” , Series 2021-1A, 144A, 3.268%, 12/15/2031	581,391	571,486
Santander Consumer Auto Receivables Trust:
“B” , Series 2021-BA, 144A, 1.45%, 10/16/2028	272,678	271,171
“B” , Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	999,076
“C” , Series 2021-CA, 144A, 2.97%, 6/15/2028	500,000	490,746
“C” , Series 2021-BA, 144A, 3.09%, 3/15/2029	1,000,000	991,805
Santander Drive Auto Receivables Trust:
“C” , Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,181,438
“C” , Series 2020-3, 1.12%, 1/15/2026	2,000,000	1,984,950
“C” , Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,744,446
“C” , Series 2019-3, 2.49%, 10/15/2025	1,128,652	1,131,009
“C” , Series 2022-1, 2.56%, 4/17/2028	800,000	782,280
Skopos Auto Receivables Trust, “C” , Series 2019-1A, 144A, 3.63%, 9/16/2024	795,400	798,770
Tesla Auto Lease Trust:
“C” , Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	992,602
“B” , Series 2019-A, 144A, 2.41%, 12/20/2022	3,000,000	3,009,123
World Omni Select Auto Trust, “C” , Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,493,461
		67,234,691
Credit Card Receivables 1.3%
Brex, Inc., “A” , Series 2022-1, 4.63%, 7/15/2025	2,000,000	1,996,962
Continental Finance Credit Card ABS Master Trust, “A” , Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,875,459
Evergreen Credit Card Trust, “C” , Series 2019-2, 144A, 2.62%, 9/15/2024	900,000	902,956
Genesis Sales Finance Master Trust:
“A” , Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,674,554
“A” , Series 2020-AA, 144A, 1.65%, 9/22/2025	1,072,000	1,060,329
The accompanying notes are an integral part of the financial statements.
20	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Master Credit Card Trust II, “C” , Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	845,824
Mercury Financial Credit Card Master Trust:
“A” , Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,396,318
“A” , Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,412,172
		15,164,574
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, “M3” , Series 2004-3, 1-month USD-LIBOR + 1.05%, 1.507% (b), 12/25/2034	395,501	386,290
People’s Choice Home Loan Securities Trust, “A3” , Series 2004-1, 1-month USD-LIBOR + 1.04%, 1.497% (b), 6/25/2034	1,508,945	1,438,477
Renaissance Home Equity Loan Trust:
“AF1” , Series 2006-4, 5.545%, 1/25/2037	57,413	26,270
“AF1” , Series 2007-2, 5.893%, 6/25/2037	340,249	128,576
Southern Pacific Secured Asset Corp., “A8” , Series 1998-2, 6.37%, 7/25/2029	242	244
		1,979,857
Miscellaneous 10.4%
Apidos CLO XXXII, “A2” , Series 2019-32A, 144A, 3-month USD-LIBOR + 1.65%, 1.904% (b), 1/20/2033	2,500,000	2,482,538
Applebee’s Funding LLC, “A2I” , Series 2019-1A, 144A, 4.194%, 6/5/2049	2,772,000	2,750,902
Atrium XIII, “A2” , Series 13A, 144A, 3-month USD-LIBOR + 1.25%, 1.509% (b), 11/21/2030	2,250,000	2,234,113
Atrium XIV LLC, “B” , Series 14A, 144A, 3-month USD-LIBOR + 1.7%, 1.941% (b), 8/23/2030	4,250,000	4,236,506
Babson CLO Ltd.:
“BR” , Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 1.654% (b), 1/20/2031	2,000,000	1,975,842
“A2R” , Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.709% (b), 7/23/2030	1,500,000	1,489,545
Ballyrock CLO Ltd., “BR” , Series 2020-2A, 144A, 3-month USD-LIBOR + 1.950%, 2.204% (b), 10/20/2031	7,500,000	7,351,267
Barings CLO Ltd., “CR” , Series 2013-IA, 144A, 3-month USD-LIBOR + 1.5%, 1.754% (b), 1/20/2028	2,250,000	2,241,032
Battalion CLO XV Ltd., “B” , Series 2020-15A, 144A, 3-month USD-LIBOR + 1.7%, 1.941% (b), 1/17/2033	5,000,000	4,926,425
Carlyle Global Market Strategies CLO Ltd., “BR2” , Series 2014-1A, 144A, 3-month USD-LIBOR + 1.4%, 1.641% (b), 4/17/2031	4,000,000	3,930,912
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	21

	Principal Amount ($)	Value ($)
CF Hippolyta LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,989,002	2,749,778
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	3,835,431	3,617,188
Countrywide Home Equity Loan Trust, “2A” , Series 2006-I, 1-month USD-LIBOR + 0.14%, 0.537% (b), 1/15/2037	811,786	771,701
Credit-Based Asset Servicing and Securitization LLC, “AF2” , Series 2006-CB2, 3.004% (b), 12/25/2036	1,923,680	1,851,004
DB Master Finance LLC, “A2II” , Series 2019-1A, 144A, 4.021%, 5/20/2049	2,437,500	2,442,217
Dell Equipment Finance Trust:
“C” , Series 2020-2, 144A, 1.37%, 1/22/2024	1,500,000	1,476,027
“C” , Series 2019-2, 144A, 2.18%, 10/22/2024	1,500,000	1,501,548
Domino’s Pizza Master Issuer LLC:
“A2” , Series 2019-1A, 144A, 3.668%, 10/25/2049	1,960,000	1,879,007
“A2I” , Series 2018-1A, 144A, 4.116%, 7/25/2048	967,500	972,057
Dryden 50 Senior Loan Fund, “B” , Series 2017-50A, 144A, 3-month USD-LIBOR + 1.65%, 1.891% (b), 7/15/2030	500,000	496,552
Dryden XXVIII Senior Loan Fund, “A2LR” , Series 2013-28A, 144A, 3-month USD-LIBOR + 1.65%, 2.156% (b), 8/15/2030	2,000,000	1,982,420
Flatiron CLO Ltd., “B” , Series 2018-1A, 144A, 3-month USD-LIBOR + 1.35%, 1.591% (b), 4/17/2031	2,500,000	2,459,795
Hilton Grand Vacations Trust:
“A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	454,867	444,593
“B” , Series 2017-AA, 144A, 2.96%, 12/26/2028	326,499	325,476
Hotwire Funding LLC, “A2” , Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,184,408
HPEFS Equipment Trust:
“C” , Series 2020-2A, 144A, 2.0%, 7/22/2030	1,610,000	1,602,332
“C” , Series 2019-1A, 144A, 2.49%, 9/20/2029	689,932	691,239
Jersey Mike’s Funding, “A2I” , Series 2021-1A, 144A, 2.891%, 2/15/2052	2,000,000	1,883,254
LCM LP, “BR2” , Series 16A, 144A, 3-month USD-LIBOR + 1.75%, 1.991% (b), 10/15/2031	2,120,000	2,087,958
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	390,251	368,196
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	260,370	251,355
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	706,136	683,542
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	260,370	254,387
MVW Owner Trust, “A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	1,370,337	1,352,828
The accompanying notes are an integral part of the financial statements.
22	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Neuberger Berman CLO XVII Ltd., “A2R2” , Series 2014-18A, 144A, 3-month USD-LIBOR + 1.7%, 1.955% (b), 10/21/2030	1,800,000	1,778,368
Neuberger Berman Loan Advisers CLO Ltd.:
“B” , Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 1.641% (b), 1/15/2030	6,000,000	5,951,214
“A2” , Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 1.648% (b), 10/19/2031	2,000,000	1,988,920
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,061,363
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-FHT1, 144A, 3.104%, 7/25/2026	1,258,981	1,190,308
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,808,997	1,738,244
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	781,637	760,789
Octagon Investment Partners XVI Ltd., “BR” , Series 2013-1A, 144A, 3-month USD-LIBOR + 1.6%, 1.841% (b), 7/17/2030	9,000,000	8,864,568
Progress Residential Trust, “E” , Series 2020-SFR2, 5.115%, 6/17/2037	500,000	499,091
Regatta XVIII Funding Ltd., “B” , Series 2021-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.691% (b), 1/15/2034	3,000,000	2,944,584
RR 17 Ltd., “B” , Series 2021-17A, 144A, 3-month USD-LIBOR + 1.9%, 2.141% (b), 7/15/2034	7,000,000	6,890,856
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	560,787	545,270
Taco Bell Funding LLC, “A2I” , Series 2021-1A, 144A, 1.946%, 8/25/2051	4,488,750	4,059,603
Towd Point Mortgage Trust, “A1” , Series 2019-MH1, 144A, 3.0%, 11/25/2058	920,218	917,932
Transportation Finance Equipment Trust, “C” , Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,238,812
Voya CLO Ltd.:
“A1R” , Series 2015-1A, 144A, 3-month USD-LIBOR + 0.9%, 1.141% (b), 1/18/2029	2,334,067	2,325,921
“A1RR” , Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 1.261% (b), 4/17/2030	6,906,473	6,870,870
“A3R” , Series 2016-3A, 144A, 3-month USD-LIBOR + 1.75%, 1.991% (b), 10/18/2031	4,500,000	4,408,249
Zais CLO13 Ltd., “A1A” , Series 2019-13A, 144A, 3-month USD-LIBOR + 1.49%, 1.731% (b), 7/15/2032	2,500,000	2,486,147
		123,469,053
Student Loans 0.4%
SLM Student Loan Trust, “A6” , Series 2004-1, 144A, 3-month USD-LIBOR + 0.75%, 1.008% (b), 7/25/2039	5,500,000	5,236,454
Total Asset-Backed (Cost $217,264,003)		213,084,629
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	23

	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 10.8%
20 Times Square Trust, “B” , Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	2,500,000	2,449,479
Atrium Hotel Portfolio Trust, “B” , Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.827% (b), 6/15/2035	3,500,000	3,429,568
BAMLL Commercial Mortgage Securities Trust:
“B” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 1.547% (b), 9/15/2034	3,500,000	3,438,387
“C” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.747% (b), 9/15/2034	1,000,000	977,370
BBCMS Mortgage Trust, “A” , Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 1.119% (b), 3/15/2037	4,000,000	3,901,711
BFLD TRUST, “B” , Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 1.737% (b), 10/15/2034	1,500,000	1,485,852
BHMS Mortgage Trust, “A” , Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.25%, 1.647% (b), 7/15/2035	2,500,000	2,474,089
BPR Trust:
“B” , Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 1.547% (b), 9/15/2038	506,000	494,595
“C” , Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 2.097% (b), 9/15/2038	340,000	332,338
“C” , Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 2.947% (b), 2/15/2029	1,431,100	1,422,782
BX Commercial Mortgage Trust:
“B” , Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 1.697% (b), 4/15/2034	3,500,000	3,443,215
“D” , Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 2.097% (b), 10/15/2037	1,381,679	1,346,986
BX Trust, “D” , Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 2.292% (b), 10/15/2036	1,725,000	1,686,016
BXP Trust:
“A” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 1.247% (b), 11/15/2034	500,000	492,748
“B” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 1.497% (b), 11/15/2034	3,960,000	3,885,022
CHT Mortgage Trust, “A” , Series 2017-CSMO, 144A, 1-month USD-LIBOR + 0.93%, 1.327% (b), 11/15/2036	1,200,000	1,195,493
Citigroup Commercial Mortgage Trust:
“A3” , Series 2016-C2, 2.575%, 8/10/2049	2,000,000	1,925,657
“AS” , Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,503,459
“B” , Series 2019-PRM, 144A, 3.644%, 5/10/2036	2,005,000	1,987,899
“B” , Series 2013-GC11, 3.732%, 4/10/2046	500,000	500,714
“C” , Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	859,433
The accompanying notes are an integral part of the financial statements.
24	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“C” , Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	3,025,462
Cold Storage Trust, “D” , Series 2020-ICE5, 144A, 1-month USD-LIBOR + 2.1%, 2.497% (b), 11/15/2037	4,914,953	4,859,664
COMM Mortgage Trust:
“AM” , Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,195,763
“AM” , Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,502,864
“B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,785,827
“B” , Series 2013-CR10, 144A, 4.901% (b), 8/10/2046	2,850,000	2,890,259
Credit Suisse Mortgage Trust:
“B” , Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 2.397% (b), 10/15/2037	2,756,000	2,747,355
“A” , Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 3.397% (b), 12/15/2035	1,500,000	1,493,764
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	963,000
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	975,386
DBCG Mortgage Trust, “A” , Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.7%, 1.097% (b), 6/15/2034	3,920,000	3,878,544
DBGS Mortgage Trust, “B” , Series 2018-5BP, 144A, 1-month USD-LIBOR + 0.98%, 1.377% (b), 6/15/2033	2,500,000	2,459,279
DBWF Mortgage Trust, “C” , Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.75%, 2.199% (b), 12/19/2030	250,000	246,228
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P” , Series KL05, Interest Only, 0.892% (b), 6/25/2029	17,800,000	1,035,524
“X1” , Series K058, Interest Only, 0.92% (b), 8/25/2026	22,940,069	786,521
“X1” , Series K722, Interest Only, 1.32% (b), 3/25/2023	11,364,536	91,778
Fontainebleau Miami Beach Trust, “D” , Series 2019 -FBLU, 144A, 3.963% (b), 12/10/2036	5,000,000	4,854,777
Freddie Mac Multifamily Structured Credit Risk:
“M1” , Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 2.099% (b), 1/25/2051	957,695	925,655
“M2” , Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.849% (b), 1/25/2051	1,808,000	1,715,180
GS Mortgage Securities Trust, “AS” , Series 2013-GC13, 144A, 4.065% (b), 7/10/2046	1,000,000	1,011,351
GS Mortgage Securities Trust, “B” , 2021-IP, 144A, 1-month USD-LIBOR + 1.15%, 1.547% (b), 10/15/2036	3,000,000	2,937,001
GSCG Trust, “C” , Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	957,836
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	25

	Principal Amount ($)	Value ($)
Hawaii Hotel Trust, “A” , Series 2019-MAUI, 144A, 1-month USD-LIBOR + 1.15%, 1.547% (b), 5/15/2038	1,000,000	991,232
Hilton Orlando Trust, “A” , Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 1.317% (b), 12/15/2034	2,500,000	2,468,540
Hospitality Mortgage Trust, “B” , Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 1.747% (b), 11/15/2036	3,342,175	3,287,968
IMT Trust, “BFL” , Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.95%, 1.347% (b), 6/15/2034	3,520,562	3,487,038
InTown Hotel Portfolio Trust, “C” , Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.65%, 2.047% (b), 1/15/2033	2,260,000	2,249,191
JPMDB Commercial Mortgage Securities Trust, “AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	980,384
KKR Industrial Portfolio Trust, “E” , Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 1.947% (b), 12/15/2037	468,750	456,410
Morgan Stanley Bank of America Merrill Lynch Trust, “300B” , Series 2014-C18, 3.996%, 8/15/2031	750,000	737,033
Morgan Stanley Capital I Trust:
“A” , Series 2018-SUN, 144A, 1-month USD-LIBOR + 0.9%, 1.297% (b), 7/15/2035	1,217,000	1,201,695
“B” , Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 1.597% (b), 7/15/2035	1,568,800	1,545,133
MRCD Mortgage Trust, “C” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	4,671,094
MTRO Commercial Mortgage Trust:
“C” , Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.697% (b), 12/15/2033	250,000	243,504
“D” , Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.8%, 2.197% (b), 12/15/2033	2,500,000	2,424,209
Multifamily Connecticut Avenue Securities Trust, “M7” , Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 2.157% (b), 10/15/2049	668,405	655,476
Natixis Commercial Mortgage Securities Trust, “C” , Series 2018-285M, 144A, 3.79% (b), 11/15/2032	2,000,000	1,992,053
NYT Mortgage Trust, “B” , Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 1.797% (b), 12/15/2035	500,000	492,462
One New York Plaza Trust:
“AJ” , Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 1.647% (b), 1/15/2036	2,378,000	2,342,285
“B” , Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.5%, 1.897% (b), 1/15/2036	1,166,000	1,145,571
PKHL Commercial Mortgage Trust, “D” , Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 2.397% (b), 7/15/2038	2,362,000	2,283,976
The accompanying notes are an integral part of the financial statements.
26	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
STWD Mortgage Trust, “B” , Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 2.053% (b), 11/15/2036	500,000	492,403
UBS Commercial Mortgage Trust:
“XA” , Series 2017-C7, Interest Only, 1.01% (b), 12/15/2050	28,410,762	1,201,690
“XA” , Series 2017-C1, Interest Only, 1.531% (b), 6/15/2050	19,171,855	1,194,899
Wells Fargo Commercial Mortgage Trust:
“C” , Series 2021-SAVE, 144A, 1-month USD-LIBOR + 1.8%, 2.197% (b), 2/15/2040	2,330,732	2,278,202
“A” , Series 2019-JWDR, 144A, 2.501% (b), 9/15/2031	200,000	188,764
“A2” , Series 2016-C34, 2.603%, 6/15/2049	326,414	324,897
“D” , Series 2021-SAVE, 144A, 1-month USD-LIBOR + 2.5%, 2.897% (b), 2/15/2040	909,022	890,816
“A3” , Series 2012-LC5, 2.918%, 10/15/2045	1,800,661	1,802,789
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	146,006	147,127
WFRBS Commercial Mortgage Trust:
“B” , Series 2013-C13, 3.553%, 5/15/2045	4,000,000	3,992,337
“AS” , Series 2014-C24, 3.931%, 11/15/2047	240,000	239,389
Total Commercial Mortgage-Backed Securities (Cost $131,862,978)		128,980,398
Collateralized Mortgage Obligations 5.1%
Angel Oak Mortgage Trust, “A1” , Series 2020-1, 144A, 0.909%, 1/25/2066	757,311	732,728
Banc of America Mortgage Securities, Inc.:
“2A3” , Series 2005-J, 2.409% (b), 11/25/2035	74,261	70,572
“2A8” , Series 2003-J, 2.467% (b), 11/25/2033	135,384	130,737
“A15” , Series 2006-2, 6.0%, 7/25/2046	7,031	6,593
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,688,183	1,625,111
Bear Stearns Adjustable Rate Mortgage Trust, “5A” , Series 2003-8, 1.638% (b), 1/25/2034	262,389	243,624
BRAVO Residential Funding Trust, “A1” , Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 0.849% (b), 1/25/2070	1,897,673	1,889,449
Chase Mortgage Finance Corp.:
“M2” , Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 1.449% (b), 2/25/2050	1,262,164	1,235,819
“M3” , Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 1.649% (b), 2/25/2050	1,262,164	1,229,891
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	556,313	544,702
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	27

	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	426,000	423,752
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	1,076,915	988,339
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	2,303,811	2,131,969
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,024,265	953,330
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 1.749% (b), 12/25/2041	500,000	473,282
“1M2” , Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.607% (b), 9/25/2031	34,439	34,439
“1M2” , Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.757% (b), 8/25/2031	51,461	51,461
“1B1” , Series 2022-R01, 144A, 30-day average SOFR + 3.15%, 3.249% (b), 12/25/2041	1,450,000	1,345,247
Countrywide Home Loan Mortgage Pass Through Trust, “5A1” , Series 2005-HY10, 3.117% (b), 2/20/2036	36,239	30,074
Credit Suisse First Boston Mortgage Securities Corp., “5A1” , Series 2004-7, 5.0%, 10/25/2019	69,224	67,229
CSMC Trust, “B4” , Series 2013-IVR3, 144A, 3.389% (b), 5/25/2043	1,166,301	1,098,657
Ellington Financial Mortgage Trust:
“A3” , Series 2021-2, 144A, 1.291%, 6/25/2066	731,731	682,157
“A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	2,896,340	2,644,438
“A3” , Series 2020-2, 144A, 1.64%, 10/25/2065	1,272,496	1,256,648
Fannie Mae Connecticut Avenue Securities, “1M2” , Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.457% (b), 3/25/2031	203,102	202,912
Federal Home Loan Mortgage Corp.:
“LA” , Series 1343, 8.0%, 8/15/2022	505	509
“PK” , Series 1751, 8.0%, 9/15/2024	18,970	19,958
Federal National Mortgage Association:
“DE” , Series 2014-18, 4.0%, 8/25/2042	381,130	387,781
“IM” , Series 2014-72, Interest Only, 4.5%, 3/25/2044	1,439,999	106,075
“2” , Series 350, Interest Only, 5.5%, 3/25/2034	60,281	11,581
“1A6” , Series 2007-W8, 6.635% (b), 9/25/2037	368,515	379,618
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 1.899% (b), 11/25/2041	1,200,000	1,141,317
“M2” , Series 2020-DNA6, 144A, 30-day average SOFR + 2.0%, 2.099% (b), 12/25/2050	3,000,000	2,962,446
“M2” , Series 2021-DNA3, 144A, 30-day average SOFR + 2.1%, 2.199% (b), 10/25/2033	500,000	488,520
“M2” , Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 2.607% (b), 12/25/2030	1,341,839	1,342,658
The accompanying notes are an integral part of the financial statements.
28	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“M2” , Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.907% (b), 3/25/2049	580,959	581,678
“M2” , Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 3.107% (b), 1/25/2049	84,429	84,852
FWD Securitization Trust:
“A1” , Series 2020-INV1, 144A, 2.24%, 1/25/2050	878,442	867,470
“A1” , Series 2019-INV1, 144A, 2.81%, 6/25/2049	287,363	286,487
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	919,350	871,113
Government National Mortgage Association:
“IT” , Series 2013-82, Interest Only, 3.5%, 5/20/2043	11,479,340	1,562,790
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	167,518	37,748
GS Mortgage-Backed Securities Trust:
“A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	178,248	174,366
“B1” , Series 2020-PJ1, 144A, 3.669% (b), 5/25/2050	5,429,077	5,274,550
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,733,362	1,630,548
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	887,427	819,820
JPMorgan Chase Bank NA, “M1” , Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 2.707% (b), 10/25/2057	3,063,259	3,078,121
JPMorgan Mortgage Trust:
“6A1” , Series 2005-A6, 2.25%, 8/25/2035	157,216	159,100
“A5” , Series 2020-LTV2, 3.0%, 11/25/2050	1,554,920	1,555,444
JPMorgan Wealth Management:
“M2” , Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 1.649% (b), 3/25/2051	1,547,459	1,513,301
“M3” , Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 1.899% (b), 3/25/2051	783,607	762,559
“M4” , Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 2.849% (b), 3/25/2051	869,211	838,208
Merrill Lynch Mortgage Investors Trust, “1A” , Series 2004-1, 1.907% (b), 12/25/2034	8,341	8,402
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	421,736	408,080
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	606,135	572,832
Prudential Home Mortgage Securities Co., Inc., “4B” , Series 1994-A, 144A, 6.73% (b), 4/28/2024	431	430
Residential Accredit Loans, Inc., “A1” , Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products, Inc.:
“A4” , Series 2004-SL4, 7.0%, 7/25/2032	50,786	49,841
“A3” , Series 2004-SL3, 7.5%, 12/25/2031	19,882	19,274
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	29

	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust, “B4” , Series 2013-2, 3.634%, 2/25/2043	1,264,347	1,261,651
STACR Trust, “M2” , Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.557% (b), 9/25/2048	497,898	500,077
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	630,248	616,773
Towd Point Mortgage Trust:
“M1” , Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,978,288
“M1” , Series 2022-SJ1, 4.5%, 3/25/2062 (e)	2,500,000	2,497,679
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	645,088	622,412
“A2” , Series 2020-4, 144A, 1.912%, 5/25/2065	855,759	836,880
“A1” , Series 2020-INV1, 144A, 1.977%, 3/25/2060	131,541	129,605
“A1” , Series 2020-2, 144A, 2.226%, 5/25/2060	93,853	93,145
“A1” , Series 2019-INV2, 144A, 2.913%, 7/25/2059	230,739	230,939
“B1” , Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	4,131,790
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9” , Series 2003-S9, 5.25%, 10/25/2033	262,270	260,552
Total Collateralized Mortgage Obligations (Cost $63,595,671)		61,250,554
Government & Agency Obligations 11.3%
Other Government Related (f) 0.8%
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,001,476
4.375%, 6/15/2022	2,000,000	2,007,661
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	2,000,000	1,665,486
Gazprom PJSC:
144A, 2.95%, 1/27/2029	2,000,000	827,600
144A, 4.95%, 7/19/2022	500,000	325,000
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	504,300
Vnesheconombank:
144A, 5.942%, 11/21/2023	500,000	25,000
144A, 6.025%, 7/5/2022	1,500,000	75,000
		9,431,523
Sovereign Bonds 0.7%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,885,724
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,001,840
Paraguay Government International Bond, 144A, 4.625%, 1/25/2023	1,000,000	1,010,000
The accompanying notes are an integral part of the financial statements.
30	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,075,000
State of Qatar, 144A, 3.4%, 4/16/2025	2,000,000	2,038,944
		8,011,508
U.S. Treasury Obligations 9.8%
U.S. Treasury Notes:
0.125%, 1/31/2023	20,000,000	19,763,281
0.125%, 3/31/2023	20,000,000	19,688,281
0.125%, 9/15/2023	30,000,000	29,148,047
0.25%, 5/31/2025	10,000,000	9,307,031
1.375%, 6/30/2023	20,000,000	19,856,250
2.25%, 11/15/2024	10,000,000	9,937,891
2.75%, 7/31/2023	10,000,000	10,092,578
		117,793,359
Total Government & Agency Obligations (Cost $143,153,199)		135,236,390
Short-Term U.S. Treasury Obligations 0.3%
U.S. Treasury Bills:
0.255% (g), 5/19/2022 (h)	1,600,000	1,599,468
0.273% (g), 5/19/2022	500,000	499,834
0.435% (g), 6/16/2022	1,590,000	1,588,607
Total Short-Term U.S. Treasury Obligations (Cost $3,689,629)		3,687,909
	Shares	Value ($)
Exchange-Traded Funds 0.2%
SPDR Bloomberg Short Term High Yield Bond ETF (Cost$2,038,286)	84,585	2,219,511
Common Stocks 0.0%
Answers Corp.* (e) (Cost $256,895)	2,220	0
Warrants 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (e) (Cost $713,520)	6,166	0
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	31

	Shares	Value ($)
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.23% (i) (j) (Cost $19,086,720)	19,086,720	19,086,720
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.28% (i)	20,848,116	20,848,116
DWS ESG Liquidity Fund “Capital Shares” , 0.38% (i)	12,126	12,117
Total Cash Equivalents (Cost $20,860,234)		20,860,233
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,237,867,583)	101.2	1,207,733,704
Other Assets and Liabilities, Net	(1.2)	(14,308,885)
Net Assets	100.0	1,193,424,819
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 9/30/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (k)
251,055	—	246,592	3,045	(7,508)	3,530	—	—	—
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.23% (i) (j)
19,350,953	—	264,233 (l)	—	—	12,305	—	19,086,720	19,086,720
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.28% (i)
86,221,107	216,221,059	281,594,050	—	—	7,460	—	20,848,116	20,848,116
DWS ESG Liquidity Fund “Capital Shares” , 0.38% (i)
12,117	7	—	—	(7)	6	—	12,126	12,117
105,835,232	216,221,066	282,104,875	3,045	(7,515)	23,301	—	39,946,962	39,946,953
*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.
32	|	DWS Short Duration Fund

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $18,562,198, which is 1.6% of net assets.
(b)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.
(e)	Investment was valued using significant unobservable inputs.
(f)	Government-backed debt issued by financial companies or government sponsored enterprises.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At March 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Affiliated fund managed by DBX Advisors LLC.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
UFJ: United Financial of Japan
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	33

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/21/2022	76	9,464,496	9,338,500	125,996
Ultra 10 Year U.S. Treasury Note	USD	6/21/2022	47	6,589,059	6,367,032	222,027
Total unrealized appreciation						348,023
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
34	|	DWS Short Duration Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$ —	$ 623,135,197	$ —	$ 623,135,197
Mortgage-Backed Securities Pass-Throughs	—	192,163	—	192,163
Asset-Backed (a)	—	213,084,629	—	213,084,629
Commercial Mortgage-Backed Securities	—	128,980,398	—	128,980,398
Collateralized Mortgage Obligations	—	58,752,875	2,497,679	61,250,554
Government & Agency Obligations (a)	—	135,236,390	—	135,236,390
Short-Term U.S. Treasury Obligations	—	3,687,909	—	3,687,909
Exchange-Traded Funds	2,219,511	—	—	2,219,511
Common Stocks	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments (a)	39,946,953	—	—	39,946,953
Derivatives (b)
Futures Contracts	348,023	—	—	348,023
Total	$42,514,487	$1,163,069,561	$2,497,679	$1,208,081,727
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	35

Statement of Assets and Liabilities
as of March 31, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,197,920,629) — including $18,562,198 of securities loaned	$ 1,167,786,751
Investment in DWS Government & Agency Securities Portfolio (cost $19,086,720)*	19,086,720
Investment in affiliated securities, at value (cost $20,860,234)	20,860,233
Cash	2,253,693
Foreign currency, at value (cost $14,404)	13,947
Receivable for investments sold	572,660
Receivable for Fund shares sold	7,958,378
Interest receivable	6,187,786
Other assets	89,150
Total assets	1,224,809,318
Liabilities
Payable upon return of securities loaned	19,086,720
Payable for investments purchased	2,500,464
Payable for investments purchased — when-issued securities	7,467,545
Payable for Fund shares redeemed	1,170,336
Payable for variation margin on futures contracts	38,028
Distributions payable	270,533
Accrued management fee	242,762
Accrued Trustees' fees	5,338
Other accrued expenses and payables	602,773
Total liabilities	31,384,499
Net assets, at value	$ 1,193,424,819
Net Assets Consist of
Distributable earnings (loss)	(170,125,610)
Paid-in capital	1,363,550,429
Net assets, at value	$ 1,193,424,819
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.
36	|	DWS Short Duration Fund

Statement of Assets and Liabilities as of March 31, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($250,501,378 ÷ 29,627,340 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.46
Maximum offering price per share (100 ÷ 97.75 of $8.46)	$ 8.65
Class T
Net Asset Value and redemption price per share ($10,891 ÷ 1,288 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.46
Maximum offering price per share (100 ÷ 97.50 of $8.46)	$ 8.68
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($13,817,661 ÷ 1,634,986 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.45
Class R6
Net Asset Value, offering and redemption price per share ($2,564,066 ÷ 302,954 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.46
Class S
Net Asset Value, offering and redemption price per share ($354,802,442 ÷ 41,852,182 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.48
Institutional Class
Net Asset Value, offering and redemption price per share ($571,728,381 ÷ 67,561,934 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.46
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	37

Statement of Operations
for the six months ended March 31, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 13,184,935
Dividends	223,363
Income distributions from affiliated securities	10,996
Securities lending income, net of borrower rebates	12,305
Total income	13,431,599
Expenses:
Management fee	2,306,367
Administration fee	612,925
Services to shareholders	775,049
Distribution and service fees	415,720
Custodian fee	9,823
Professional fees	43,629
Reports to shareholders	29,501
Registration fees	52,183
Trustees' fees and expenses	22,832
Other	39,822
Total expenses before expense reductions	4,307,851
Expense reductions	(730,840)
Total expenses after expense reductions	3,577,011
Net investment income	9,854,588
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated investments	3,045
Sale of non-affiliated investments	(1,420,758)
Futures	1,590
(1,416,123)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(7,515)
Non-affiliated investments	(47,920,381)
Futures	348,023
Foreign currency	(578)
(47,580,451)
Net gain (loss)	(48,996,574)
Net increase (decrease) in net assets resulting from operations	$ (39,141,986)
The accompanying notes are an integral part of the financial statements.
38	|	DWS Short Duration Fund

Statements of Changes in Net Assets
	Six Months Ended March 31, 2022	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 9,854,588	$ 21,714,313
Net realized gain (loss)	(1,416,123)	4,955,506
Change in net unrealized appreciation (depreciation)	(47,580,451)	2,790,828
Net increase (decrease) in net assets resulting from operations	(39,141,986)	29,460,647
Distributions to shareholders:
Class A	(2,442,310)	(5,311,194)
Class T	(102)	(218)
Class C	(86,205)	(308,321)
Class R6	(26,887)	(56,050)
Class S	(3,864,426)	(8,461,385)
Institutional Class	(6,344,706)	(11,399,877)
Total distributions	(12,764,636)	(25,537,045)
Fund share transactions:
Proceeds from shares sold	279,974,507	721,622,344
Reinvestment of distributions	11,185,951	22,263,783
Payments for shares redeemed	(353,782,075)	(548,107,456)
Net increase (decrease) in net assets from Fund share transactions	(62,621,617)	195,778,671
Increase (decrease) in net assets	(114,528,239)	199,702,273
Net assets at beginning of period	1,307,953,058	1,108,250,785
Net assets at end of period	$1,193,424,819	$1,307,953,058

The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	39

Financial Highlights
DWS Short Duration Fund — Class A
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$8.81	$8.78	$8.69	$8.54	$8.69	$8.74
Income (loss) from investment operations:
Net investment income[a]	.06	.15	.19	.21	.20	.17
Net realized and unrealized gain (loss)	(.33)	.05	.11	.18	(.14)	.01
Total from investment operations	(.27)	.20	.30	.39	.06	.18
Less distributions from:
Net investment income	(.08)	(.17)	(.21)	(.24)	(.21)	(.23)
Net asset value, end of period	$8.46	$8.81	$8.78	$8.69	$8.54	$8.69
Total Return (%)[b,c]	(3.09) *	2.32	3.50	4.64	.73	2.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	251	275	262	227	149	158
Ratio of expenses before expense reductions (%)	.85 **	.85	.85	.87	.88	.88
Ratio of expenses after expense reductions (%)	.75 **	.78	.77	.79	.79	.80
Ratio of net investment income (%)	1.38 **	1.64	2.20	2.48	2.29	1.99
Portfolio turnover rate (%)	17 *	62	75	51	40	32
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
40	|	DWS Short Duration Fund

DWS Short Duration Fund — Class T
	Six Months Ended 3/31/22	Years Ended September 30,				Period Ended
	(Unaudited)	2021	2020	2019	2018	9/30/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$8.81	$8.78	$8.69	$8.54	$8.69	$8.70
Income (loss) from investment operations:
Net investment income[b]	.06	.15	.19	.21	.20	.04
Net realized and unrealized gain (loss)	(.33)	.05	.11	.18	(.14)	.02
Total from investment operations	(.27)	.20	.30	.39	.06	.06
Less distributions from:
Net investment income	(.08)	(.17)	(.21)	(.24)	(.21)	(.07)
Net asset value, end of period	$8.46	$8.81	$8.78	$8.69	$8.54	$8.69
Total Return (%)[c,d]	(3.09) *	2.32	3.50	4.64	.73	.73 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11	11	11	11	10	10
Ratio of expenses before expense reductions (%)	.88 **	.89	.85	.88	.88	1.00 **
Ratio of expenses after expense reductions (%)	.75 **	.78	.77	.80	.79	.80 **
Ratio of net investment income (%)	1.36 **	1.66	2.20	2.48	2.31	1.96 **
Portfolio turnover rate (%)	17 *	62	75	51	40	32 [e]
[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	41

DWS Short Duration Fund — Class C
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$8.81	$8.77	$8.68	$8.53	$8.68	$8.73
Income (loss) from investment operations:
Net investment income[a]	.03	.08	.12	.15	.13	.11
Net realized and unrealized gain (loss)	(.34)	.06	.11	.18	(.13)	.00 *
Total from investment operations	(.31)	.14	.23	.33	.00 *	.11
Less distributions from:
Net investment income	(.05)	(.10)	(.14)	(.18)	(.15)	(.16)
Net asset value, end of period	$8.45	$8.81	$8.77	$8.68	$8.53	$8.68
Total Return (%)[b,c]	(3.59) **	1.63	2.72	3.87	(.03)	1.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	20	33	53	63	97
Ratio of expenses before expense reductions (%)	1.62 ***	1.59	1.60	1.63	1.63	1.64
Ratio of expenses after expense reductions (%)	1.50 ***	1.53	1.52	1.54	1.54	1.55
Ratio of net investment income (%)	.62 ***	.92	1.44	1.74	1.53	1.23
Portfolio turnover rate (%)	17 **	62	75	51	40	32
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
42	|	DWS Short Duration Fund

DWS Short Duration Fund — Class R6
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$8.82	$8.79	$8.70	$8.55	$8.70	$8.75
Income (loss) from investment operations:
Net investment income[a]	.07	.17	.21	.24	.22	.19
Net realized and unrealized gain (loss)	(.34)	.06	.11	.17	(.14)	.01
Total from investment operations	(.27)	.23	.32	.41	.08	.20
Less distributions from:
Net investment income	(.09)	(.20)	(.23)	(.26)	(.23)	(.25)
Net asset value, end of period	$8.46	$8.82	$8.79	$8.70	$8.55	$8.70
Total Return (%)	(3.07) b*	2.61 [b]	3.76	4.90	.98 [b]	2.31 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2	2	2.139		.238
Ratio of expenses before expense reductions (%)	.50 **	.51	.52	.53	.57	.56
Ratio of expenses after expense reductions (%)	.50 **	.51	.52	.53	.54	.55
Ratio of net investment income (%)	1.63 **	1.91	2.45	2.77	2.52	2.22
Portfolio turnover rate (%)	17 *	62	75	51	40	32
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	43

DWS Short Duration Fund — Class S
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$8.84	$8.80	$8.71	$8.56	$8.72	$8.76
Income (loss) from investment operations:
Net investment income[a]	.07	.17	.21	.24	.22	.19
Net realized and unrealized gain (loss)	(.34)	.07	.11	.17	(.15)	.02
Total from investment operations	(.27)	.24	.32	.41	.07	.21
Less distributions from:
Net investment income	(.09)	(.20)	(.23)	(.26)	(.23)	(.25)
Net asset value, end of period	$8.48	$8.84	$8.80	$8.71	$8.56	$8.72
Total Return (%)[b]	(3.06) *	2.70	3.75	4.90	.87	2.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	355	377	376	554	552	522
Ratio of expenses before expense reductions (%)	.66 **	.66	.66	.68	.69	.70
Ratio of expenses after expense reductions (%)	.50 **	.53	.52	.54	.54	.55
Ratio of net investment income (%)	1.63 **	1.89	2.44	2.74	2.55	2.23
Portfolio turnover rate (%)	17 *	62	75	51	40	32
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
44	|	DWS Short Duration Fund

DWS Short Duration Fund — Institutional Class
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$8.82	$8.78	$8.70	$8.55	$8.70	$8.74
Income (loss) from investment operations:
Net investment income[a]	.07	.17	.21	.24	.22	.19
Net realized and unrealized gain (loss)	(.34)	.07	.10	.17	(.14)	.02
Total from investment operations	(.27)	.24	.31	.41	.08	.21
Less distributions from:
Net investment income	(.09)	(.20)	(.23)	(.26)	(.23)	(.25)
Net asset value, end of period	$8.46	$8.82	$8.78	$8.70	$8.55	$8.70
Total Return (%)[b]	(3.07) *	2.70	3.64	4.90	.98	2.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	572	634	435	223	129	100
Ratio of expenses before expense reductions (%)	.59 **	.60	.61	.61	.64	.64
Ratio of expenses after expense reductions (%)	.50 **	.53	.52	.54	.54	.55
Ratio of net investment income (%)	1.63 **	1.88	2.45	2.74	2.55	2.20
Portfolio turnover rate (%)	17 *	62	75	51	40	32
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	|	45

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Short Duration Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards
46	|	DWS Short Duration Fund

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1.
Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the
DWS Short Duration Fund	|	47

Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required
48	|	DWS Short Duration Fund

amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of March 31, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2022, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
DWS Short Duration Fund	|	49

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $133,156,000, including short-term losses ($56,149,000) and long-term losses ($77,007,000), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards may be subject to certain limitations under Section 382-384 of the Internal Revenue Code.
At March 31, 2022, the aggregate cost of investments for federal income tax purposes was $1,242,962,768. The net unrealized depreciation for all investments based on tax cost was $35,229,064. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $3,154,198 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $38,383,262.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, paydown losses on mortgage securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly
50	|	DWS Short Duration Fund

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.	Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2022, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
DWS Short Duration Fund	|	51

A summary of the open futures contracts as of March 31, 2022, is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2022, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $17,075,000.
The following table summarizes the value of the Fund’s derivative instruments held as of March 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Interest Rate Contracts (a)	$ 348,023
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$ 1,590
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$ 348,023
The above derivative is located in the following Statement of Operations account:
(a)	Change in net unrealized appreciation (depreciation) on futures
C.	Purchases and Sales of Securities
During the six months ended March 31, 2022, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$192,554,974	$175,918,101
U.S. Treasury Obligations	$ 19,908,661	$ 36,733,136
52	|	DWS Short Duration Fund

D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%
Accordingly, for the six months ended March 31, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.
For the period from October 1, 2021 through January 31, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.75%
Class T	.75%
Class C	1.50%
Class R6	.50%
Class S	.50%
Institutional Class	.50%
DWS Short Duration Fund	|	53

For the six months ended March 31, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 132,664
Class T	7
Class C	9,978
Class R6	45
Class S	302,098
Institutional Class	286,048
$ 730,840
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2022, the Administration Fee was $612,925, of which $98,975 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2022
Class A	$ 14,870	$ 5,111
Class T	13	4
Class C	714	249
Class R6	60	7
Class S	95,398	32,698
Institutional Class	368	122
	$ 111,423	$ 38,191
In addition, for the six months ended March 31, 2022, the amounts charged to the Fund for recordkeeping and other administrative services
54	|	DWS Short Duration Fund

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 121,227
Class C	9,366
Class S	208,837
Institutional Class	289,217
$ 628,647
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2022
Class C	$ 62,400	$ 9,057
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2022	Annualized Rate
Class A	$ 332,515	$ 94,893.25%
Class T	8	8.15%
Class C	20,797	6,550.25%
	$ 353,320	$ 101,451
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2022 aggregated $1,598.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares
DWS Short Duration Fund	|	55

redeemed for Class C. For the six months ended March 31, 2022, the CDSC for Class C shares aggregated $6,889. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2022, DDI received $18,416 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $664, of which $330 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2022, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $927.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective
56	|	DWS Short Duration Fund

Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2022.
F.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,980,386	$ 25,982,121	11,591,733	$ 102,497,330
Class C	171,465	1,491,707	544,069	4,807,594
Class R6	39,628	344,791	103,766	919,425
Class S	6,667,355	58,208,796	18,356,432	162,883,511
Institutional Class	22,343,989	193,947,092	50,887,135	450,514,484
		$ 279,974,507		$ 721,622,344
Shares issued to shareholders in reinvestment of distributions
Class A	262,337	$ 2,270,880	566,849	$ 5,012,524
Class T	12	102	25	218
Class C	9,223	79,808	33,691	297,623
Class R6	3,098	26,887	6,381	56,050
Class S	421,686	3,658,598	905,354	8,025,994
Institutional Class	594,385	5,149,676	1,002,365	8,871,374
		$ 11,185,951		$ 22,263,783
Shares redeemed
Class A	(4,852,470)	$ (42,107,783)	(10,827,960)	$ (95,704,794)
Class C	(766,268)	(6,650,954)	(2,112,327)	(18,678,839)
Class R6	(21,733)	(185,813)	(100,452)	(890,906)
Class S	(7,894,155)	(68,692,778)	(19,281,364)	(171,034,594)
Institutional Class	(27,220,422)	(236,144,747)	(29,557,777)	(261,798,323)
		$ (353,782,075)		$ (548,107,456)
DWS Short Duration Fund	|	57

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(1,609,747)	$ (13,854,782)	1,330,622	$ 11,805,060
Class T	12	102	25	218
Class C	(585,580)	(5,079,439)	(1,534,567)	(13,573,622)
Class R6	20,993	185,865	9,695	84,569
Class S	(805,114)	(6,825,384)	(19,578)	(125,089)
Institutional Class	(4,282,048)	(37,047,979)	22,331,723	197,587,535
		$ (62,621,617)		$ 195,778,671
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
58	|	DWS Short Duration Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2021 to March 31, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS Short Duration Fund	|	59

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2022 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/22	$ 969.10	$ 969.10	$ 964.10	$ 969.30	$ 969.40	$ 969.30
Expenses Paid per $1,000*	$ 3.68	$ 3.68	$ 7.35	$ 2.45	$ 2.46	$ 2.45
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/22	$1,021.19	$1,021.19	$1,017.45	$1,022.44	$1,022.44	$1,022.44
Expenses Paid per $1,000*	$ 3.78	$ 3.78	$ 7.54	$ 2.52	$ 2.52	$ 2.52
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS Short Duration Fund	.75%	.75%	1.50%	.50%	.50%	.50%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
60	|	DWS Short Duration Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
DWS Short Duration Fund	|	61

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short Duration Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
62	|	DWS Short Duration Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds
DWS Short Duration Fund	|	63

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily
64	|	DWS Short Duration Fund

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Short Duration Fund	|	65

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
66	|	DWS Short Duration Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	PPIAX	PPITX	PPLCX	DBPIX	PPILX
CUSIP Number	25155T 627	25155T 288	25155T 593	25155T 585	25155T 577
Fund Number	418	1733	718	822	1422
For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Class R6
Nasdaq Symbol	PPLZX
CUSIP Number	25155T 452
Fund Number	1634
DWS Short Duration Fund	|	67

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

68	|	DWS Short Duration Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
DWS Short Duration Fund	|	69

Notes

Notes

DSDF-3
(R-027148-11 5/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/27/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/27/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/27/2022